Share-Based Compensation - Summary of Aggregate Options Activity and Information Regarding Options Outstanding (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands			12 Months Ended
	Jan. 22, 2019	Feb. 29, 2016	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Options outstanding, Beginning of period			2,600	1,505
Number of Options, Granted			860	1,110
Number of Options, Forfeited			(20)	(15)
Number of Options, Exercised			(39)
Number of Options, Options outstanding, End of period			3,401	2,600
Number of Options, Options vested or expected to vest			3,440
Number of Options, Options exercisable			1,263
Weighted Average Exercise Price, Options outstanding, Beginning of period			¥ 10.59	¥ 10.79
Weighted Average Exercise Price, Granted	¥ 4.6		21.53	10.32
Weighted Average Exercise Price, Forfeited			11.21	10.67
Weighted Average Exercise Price, Exercised			10.76
Weighted Average Exercise Price, Options outstanding, End of period			13.35	¥ 10.59
Weighted Average Exercise Price, Options vested or expected to vest			13.32
Weighted Average Exercise Price, Options exercisable			¥ 10.65
Weighted Average Remaining Contract Life (Years), Options outstanding		8 years 7 months 20 days	7 years 9 months 18 days	8 years 3 months 3 days
Weighted Average Remaining Contract Life (Years), Granted			10 years	10 years
Weighted Average Remaining Contract Life (Years), Forfeited			8 years 3 months	7 years 11 months 1 day
Weighted Average Remaining Contract Life (Years), Exercised			7 years 7 months 20 days
Weighted Average Remaining Contract Life (Years), Options vested or expected to vest			7 years 9 months 14 days
Weighted Average Remaining Contract Life (Years), Options exercisable			6 years 10 months 17 days
Aggregate Intrinsic Value, Options outstanding			¥ 43,870	¥ 234,833	¥ 111,788
Aggregate Intrinsic Value, Options vested or expected to vest			44,458
Aggregate Intrinsic Value, Options exercisable			¥ 18,843